THE
KENSINGTON
FUNDS

PROSPECTUS


REAL ESTATE
SECURITIES
FUND

SELECT
INCOME
FUND

STRATEGIC
REALTY
FUND

OCTOBER 1, 2004

KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS


                                            KENSINGTON REAL ESTATE SECURITIES FUND

                                 (ICON)
Carefully review this                         3  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Real Estate                    7  Investment Objective, Strategies
Securities Fund's investment                     and Risks
strategies, risks and fees.

                                            KENSINGTON SELECT INCOME FUND

                                 (ICON)
Carefully review this                        10  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Select Income                 14  Investment Objective, Strategies
Fund's investment                                and Risks
strategies, risks and fees.

                                            KENSINGTON STRATEGIC REALTY FUND

                                 (ICON)
Carefully review this                        18  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Strategic                     22  Investment Objective, Strategies
Realty Fund's investment                         and Risks
strategies, risks and fees.

                                            SHAREHOLDER INFORMATION

                                 (ICON)
Consult this section to                      26  Pricing of Fund Shares
obtain details on how shares                 27  Purchasing and Adding to Your
are valued, how to purchase,                 31  Shares
sell and exchange shares,                    43  Selling Your Shares
related charges and payments                     Dividends, Distributions and Taxes
of dividends.

                                            FUND MANAGEMENT

                                 (ICON)
Review this section for                      44  The Investment Adviser
details on the people and                    45  The Investment Committee
organizations who oversee                    47  The Portfolio Managers
the Funds and their                          47  The Distributor and Administrator
investments.

                                            FINANCIAL HIGHLIGHTS

                                 (ICON)
Review this section for                      48  Kensington Strategic Realty Fund
details on the selected                      51  Kensington Select Income Fund
financial statements of the                  54  Kensington Real Estate Securities
Funds.                                           Fund

 [ICON]
                KENSINGTON REAL ESTATE SECURITIES FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through
                                    investing in a portfolio of real estate
                                    securities. The Fund offers exposure to real
                                    estate as a part of an overall asset
                                    allocation strategy and is designed for
                                    investors who want to maintain a commitment
                                    to real estate securities in their
                                    portfolios.



  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests.



  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                        in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                        emergency reserves
                                      - seeking safety of principal




 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The table compares the Fund's performance to that of its benchmark index, the Morgan Stanley REIT Index(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURN AS OF 12/31/03
FOR CLASS A SHARES*

2003                                                                             35.22

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2003       11.03%
                                             Worst quarter: Q1 2003        2.55%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2003)

                                                         FUND                    SINCE
                                                       INCEPTION   PAST YEAR   INCEPTION
    Class A Shares Return Before Taxes(1)              12/31/02     27.45%      27.45%
    Class A Shares Return After Taxes on
    Distributions(1)                                   12/31/02     25.30%      25.30%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)           12/31/02     17.65%      17.65%
    Class B Shares Return Before Taxes(2)              12/31/02     29.06%      29.06%
    Class C Shares Return Before Taxes(3)              12/31/02     32.95%      32.95%
    The Morgan Stanley REIT Index(4)                   12/31/02     36.74%      36.74%

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The Morgan Stanley REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                               CLASS A     CLASS B     CLASS C
                                                              ---------   ---------   ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                      5.75%(1)     0.00%      0.00%
    -------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                           None(2)    5.00%(3)    1.00%(4)
    -------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                      1.00%       1.00%       1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -------------------------------------------------------------------------------------------
    Management Fee                                                0.85%       0.85%       0.85%
    -------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
    -------------------------------------------------------------------------------------------
    Other Expenses(6)                                             2.46%       2.46%       2.46%
    -------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                3.56%       4.31%       4.31%
    -------------------------------------------------------------------------------------------
    Fee Waiver and/or Expense Reimbursement*                     (2.11%)     (2.11%)     (2.11%)
    -------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                  1.45%       2.20%       2.20%
    -------------------------------------------------------------------------------------------

 * The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.45%, 2.20% and 2.20%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.


 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                     1          3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $714      $1,006      $1,746      $3,693

    Class B
    Assuming Redemption            $723      $  986      $1,809      $3,814
    Assuming no Redemption         $223      $  686      $1,609      $3,814

    Class C
    Assuming Redemption            $323      $  686      $1,609      $3,975
    Assuming no Redemption         $223      $  686      $1,609      $3,975

 [ICON]
                KENSINGTON REAL ESTATE SECURITIES FUND
                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KREAX
 Class B Shares: KREBX
 Class C Shares: KRECX

 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 [ICON]
                KENSINGTON SELECT INCOME FUND
                RISK/RETURN SUMMARY AND FUND EXPENSES



  Investment Objectives             The Fund seeks high current income and
                                    potential for modest long term growth of
                                    capital.
  Principal                         The Fund invests primarily in real estate
  Investment Strategies             securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include preferred stock, convertible
                                    preferred stock, debt securities, and other
                                    senior securities. The Fund may also invest
                                    in common stock, rights or warrants to
                                    purchase securities, and limited partnership
                                    interests. The Fund may engage in
                                    transactions designed to hedge its portfolio
                                    against market declines. The Fund may utilize
                                    limited portfolio leverage in pursuit of its
                                    objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund. Additionally,
                                    the Fund can buy securities with borrowed
                                    money (a form of leverage), which can magnify
                                    the Fund's gains and losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income.
                                      - wishing to add an income component to
                                        your portfolio, with modest growth potential.
                                      - willing to accept the risks of investing
                                        in real estate-related securities in exchange
                                        for potentially higher long term returns.

                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                        emergency reserves.
                                      - seeking safety of principal.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/03
FOR CLASS A SHARES*

2002                                                                             16.94
2003                                                                             23.97

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2003       10.62%
                                             Worst quarter: Q3 2002       -2.19%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2003)

                                                        FUND        PAST        SINCE
                                                        INCEPTION   YEAR        INCEPTION
    Class A Shares Return Before Taxes(1)               3/30/01     16.83%      22.67%
    Class A Shares Return After Taxes on
    Distributions(1)                                    3/30/01     13.43%      18.85%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)            3/30/01     10.86%      17.14%
    Class B Shares Return Before Taxes(2)               3/30/01     18.07%      23.68%
    Class C Shares Return Before Taxes(3)               3/30/01     22.04%      24.42%
    The Merrill Lynch Preferred Index(4)                3/30/01      9.43%       8.60%

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*

                                                                  CLASS A        CLASS B        CLASS C
                                                                  -------        -------        -------
    SHAREHOLDER TRANSACTION FEES (FEES PAID BY YOU
    DIRECTLY)
    Maximum sales charge (load) on purchases                       5.75%(1)       0.00%          0.00%
    Maximum deferred sales charge (load)                           None(2)        5.00%(3)       1.00%(4)
    75-day Redemption Fee(5)                                       1.00%          1.00%          1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    Management Fee                                                 1.00%          1.00%          1.00%
    Distribution and Service (12b-1) Fees                          0.25%          1.00%          1.00%
    Other Expenses(6)
      Dividend & Interest Expense                                  0.42%          0.42%          0.42%
      Remainder of Other Expenses                                  0.35%          0.35%          0.35%
    Total Fund Operating Expenses*                                 2.02%          2.77%          2.77%
    Expense Waiver and/or Expense Reimbursement*                   0.00%          0.00%          0.00%
    Net Fund Operating Expenses*                                   2.02%          2.77%          2.77%

 * The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C shares at 1.60%, 2.35% and 2.35%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/03 reflecting certain non-reimbursable expenses.

    Net Fund Operating Expenses                                CLASS A    CLASS B    CLASS C
                                                             ---------  ---------  ---------
      (Including Dividend and Interest Expense)............      2.02%      2.77%      2.77%
    Non-Reimbursable Dividend and Interest Expense.........     (0.42%)    (0.42%)    (0.42%)
                                                             ---------  ---------  ---------
    Net Fund Operating Expenses
      (Excluding Dividend and Interest Expense)............      1.60%      2.35%      2.35%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.


 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.

 (6) "Other Expenses" include operating expenses other than the management fee and the distribution fee and include dividend and interest expense. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment.

   - 5% annual return.

   - redemption at the end of each period.

   - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                    1           3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $768      $1,172      $1,600      $2,788
    Class B
    Assuming Redemption            $780      $1,159      $1,664      $2,920
    Assuming no Redemption         $280      $  859      $1,464      $2,920
    Class C
    Assuming Redemption            $380      $  859      $1,464      $3,099
    Assuming no Redemption         $280      $  859      $1,464      $3,099

 [ICON]
                KENSINGTON SELECT INCOME FUND
                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KIFAX
 Class B Shares: KIFBX
 Class C Shares: KIFCX

 Investment Objectives

 The investment objectives of the Kensington Select Income Fund are to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objectives by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The annual rate of portfolio turnover is not expected to exceed 75%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems. Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction. Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND
                RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objectives             The Fund seeks total return through a
                                    combination of high current income relative
                                    to equity investment alternatives, plus long
                                    term growth of capital.

  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests. The Fund may
                                    engage in transactions designed to hedge its
                                    portfolio against market declines. The Fund
                                    may also utilize limited portfolio leverage
                                    in pursuit of its objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.
                                    Additionally, the Fund can buy securities
                                    with borrowed money (a form of leverage),
                                    which can magnify the Fund's gains and
                                    losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                        in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                        emergency reserves
                                      - seeking safety of principal

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.

The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table
TOTAL ANNUAL RETURNS AS OF 12/31/03
FOR CLASS A SHARES*

2000                                                                             27.05
2001                                                                             30.15
2002                                                                              4.14
2003                                                                             31.83

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2000       16.71%
                                             Worst quarter: Q3 2002       -8.77%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS
                                       (for the period ending December 31,
                                       2003)

                                                       FUND                    SINCE
                                                       INCEPTION   PAST YEAR   INCEPTION
    Class A Shares Return Before Taxes(1)               9/15/99     24.26%      25.07%
    Class A Shares Return After Taxes on
    Distributions(1)                                    9/15/99     20.83%      20.85%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)            9/15/99     16.01%      19.29%
    Class B Shares Return Before Taxes(2)               9/15/99     25.87%      25.66%
    Class C Shares Return Before Taxes(3)               9/15/99     29.86%      25.86%
    NAREIT Composite Index(4)                           9/15/99     38.47%      18.10%

 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.

 (4) The NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Fees and Expenses*

                                                               CLASS A     CLASS B     CLASS C
                                                              ---------   ---------   ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    Maximum sales charge (load) on purchases                      5.75%(1)    0.00%       0.00%
    Maximum deferred sales charge (load)                           None(2)    5.00%(3)    1.00%(4)
    75-day Redemption Fee(5)                                      1.00%       1.00%       1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    Management Fee (Including Performance Adjustments)(6)         1.10%       1.10%       1.10%
    Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
    Other Expenses(7)
      Dividend & Interest Expense                                 1.17%       1.17%       1.17%
      Remainder of Other Expenses                                 0.34%       0.34%       0.34%
    Total Fund Operating Expenses*                                2.86%       3.61%       3.61%
    Fee Expense Reimbursement*                                    0.08%       0.08%       0.08%
    Net Fund Operating Expenses*                                  2.94%       3.69%       3.69%

 * The Adviser has contractually agreed, until December 31, 2006 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 2.25%, 3.00% and 3.00%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/03 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.

    Net Fund Operating Expenses                                 CLASS A    CLASS B    CLASS C
                                                              ---------  ---------  ---------
      (Including Performance Adjustments and Dividend and
      Interest Expense).....................................      2.94%      3.69%      3.69%
    Management Fee -- Performance Adjustment................      0.40%      0.40%      0.40%
    Non-Reimbursable Dividend and Interest Expense..........    (1.17%)    (1.17%)    (1.17%)
                                                              ---------  ---------  ---------
    Net Fund Operating Expenses (Excluding Performance
      Adjustments and Dividend and Interest Expense)........      2.17%      2.92%      2.92%

 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years on the 3rd business day of the month in which they were originally purchased.


 (4) Applied to redemptions within one year of purchase.

 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.

 (6) Includes performance adjustments of (0.40%)% for fiscal period ended 12/31/03. The management fee is a fulcrum-type performance fee that increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. The Adviser will receive the base fee for periods when the Fund's performance for the past twelve months equals that of the Index. THROUGH PERFORMANCE ADJUSTMENTS EQUAL TO 15% OF THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE INDEX DURING THE PREVIOUS TWELVE MONTHS, THE FEE CAN RANGE FROM A MINIMUM OF 0.50% TO A MAXIMUM OF 2.50%. This fee arrangement may result in higher fees than those paid by other investment companies. The Adviser may receive the maximum fee even if the Fund's absolute performance is negative, and it may receive the minimum fee even when the Fund has significant positive performance.

 (7) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - redemption at the end of each period

   - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example

                                     1          3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $855      $1,432      $2,018      $3,596
    Class B
    Assuming Redemption            $871      $1,429      $2,091      $3,725
    Assuming no Redemption         $371      $1,129      $1,891      $3,725
    Class C
    Assuming Redemption            $471      $1,129      $1,891      $3,890
    Assuming no Redemption         $371      $1,129      $1,891      $3,890

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND
                INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KSRAX
 Class B Shares: KSRBX
 Class C Shares: KSRCX

 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.

 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions,

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems. Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction. Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 The Fund pays the Adviser a fee based on the Fund's performance relative to the NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated

 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares

 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Consult your investment representative for specific information.

                                REAL ESTATE                 SELECT                   STRATEGIC
                              SECURITIES FUND             INCOME FUND               REALTY FUND
                          -----------------------   -----------------------   -----------------------
                           MINIMUM      MINIMUM      MINIMUM      MINIMUM      MINIMUM      MINIMUM
                           INITIAL     SUBSEQUENT    INITIAL     SUBSEQUENT    INITIAL     SUBSEQUENT
        ACCOUNT TYPE      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
    Regular
    (non-retirement)        $5,000        $25         $5,000        $25        $10,000        $25
    -------------------------------------------------------------------------------------------------
    Retirement              $2,000        $25         $2,000        $25        $ 5,000        $25
    -------------------------------------------------------------------------------------------------
    Automatic Investment
    Plan Regular            $5,000        $25         $5,000        $25        $10,000        $25
    -------------------------------------------------------------------------------------------------
    Custodial
    Accounts                $2,000        $25         $2,000        $25        $ 5,000        $25


 All purchases must be in U.S. dollars and drawn on domestic banks. The Funds will not accept payment in cash, money orders, including cashier's check, unless the cashier's check is in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card convenience checks, traveler's checks or starter checks for the purchase of shares. A fee of $25.00 will be charged against a shareholder's account, in addition to any loss sustained by a Fund, for any payment that is returned.


 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 In compliance with the USA Patriot Act of 2001, please note that US Bancorp Fund Services, LLC will verify certain information on your Account Application as part of the Funds' Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, Social Security Number and permanent street address. Mailing addresses containing a P.O. Box may not be accepted if a permanent street address is not provided. Please contact shareholder servicing at 1-877-833-7114 if you need additional assistance in completing your Application.



 If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.


 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund" or "Kensington Strategic Realty Fund," as applicable. Checks endorsed to a Fund will not be accepted.


 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701


 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.


 3. Mail to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.


 3. Send to: The Kensington Funds, c/o US Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202



 The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the US Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests, do not constitute receipt by the transfer agent of the Funds.


 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.


 For initial investment: If you are making an initial investment by wire transfer, you must first complete a new account application and mail or fax it to the Fund. No account services will be established until the completed application has been received by the Fund. You must also call shareholder servicing at 1-877-833-7114 to advise that an initial investment will be made by wire and verify the wiring instructions to ensure proper credit when the wire is received.



 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade to verify the wiring instructions to ensure proper credit when the wire is received. Instruct your bank to wire transfer your investment to:



 U.S. Bank, N.A.


 777 E. Wisconsin Ave.


 Milwaukee, WI 53202


 Routing Number: ABA #075000022


 Credit: US Bancorp Fund Services, LLC


 Account Number: 112-952-137


 Kensington Real Estate Securities Fund, Kensington Select Income Fund or Kensington Strategic Realty Fund, as applicable
 Include:
 Your name
 Your account number
 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued

 Automatic Investment Plan

 You can make automatic investments in each Fund from your bank account. Automatic investments can be as little as $25 after applicable minimum is met. To invest regularly from your bank account:

 Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

    - The name and address of the bank account

    - Your checking or savings account number

    - The amount you wish to invest automatically (minimum $25)

    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)

    - Attach a voided personal check.

    - It may take up to 10 days to activate the automatic investment plan with your designated bank.
 -------------------------------------------------------------------------------

 Dividends and Distributions


 Each Fund will pay dividends, if any, from any income quarterly. All dividends and distributions will be automatically reinvested unless you request otherwise. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.



 If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check(s) in your account, at your Fund's then current net asset value, and to reinvest all subsequent distributions.


 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares


 You may sell your shares at any time, but no redemption request will become effective until all documents have been received in proper form by the transfer agent. You may contact shareholder servicing at 1-877-833-7114 for additional information concerning documentation required for the redemption of shares. Requests for redemptions received before the close of trading on the exchange (generally 4pm Eastern Time) will be processed at that day's NAV. Requests received after 4pm Eastern Time will be based on the NAV determined as of the close of trading on the next day the exchange is open.



 Payment of your redemption proceeds will normally be sent on the next business day and mailed no later than seven days to the address that appears on the transfer agent's records.

   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)


 To redeem shares by telephone, an investor must check the appropriate box on the Account Application. Proceeds redeemed by telephone will be mailed or wired only to an investor's address or bank of record as shown on the records of the Funds' transfer agent.



 In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. Each shareholder of the account must sign the request with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.


 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (mail, check or wire).

    Note: IRA redemptions must be requested by mail.

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - address where your check should be sent

    - account owner(s) signature


 2. Mail to: The Kensington Funds, c/o US Bancorp Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.


 WIRE TRANSFER

 You must indicate this option on your application.


 A wire fee of $15 will be applied.


 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION




 General Policies on Selling Shares
 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:


   - Your account address has changed within the last 30 days

   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner(s) of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration
   - The redemption proceeds are being wired to bank instructions currently not on your account


 Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.


 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 10 Business Days of Initial Investment

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued
 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


 75-Day Redemption Fee



 Effective September 28, 2004, the Funds will charge a redemption fee of 1.00% of the total redemption amount if you sell your shares after holding them for less than 75 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions and will not apply to exchanges. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

 SHAREHOLDER INFORMATION




 Distribution Arrangements/Sales Charges
 This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

                                     CLASS A           CLASS B           CLASS C

   Sales Charge (Load)            Front-end         No front-end      No front-end
                                  sales charge;     sales charge;     sales charge;
                                  reduced sales     deferred          deferred
                                  charges           charge may        charge may
                                  available.        apply.            apply.



   Distribution and               Subject to        Subject to        Subject to
   Service (12b-1) Fee            annual            annual            annual
                                  distribution      distribution      distribution
                                  and               and               and
                                  shareholder       shareholder       shareholder
                                  servicing fees    servicing fees    servicing fees
                                  of up to .25%     of up to 1.00%    of up to 1.00%
                                  of Fund's         of Fund's         of Fund's
                                  total assets      total assets      total assets
                                  applicable to     applicable to     applicable to
                                  Class A           Class B           Class C
                                  shares.           shares.           shares.



   Fund Expenses                  Lower annual      Higher annual     Higher annual
                                  expenses than     expenses than     expenses than
                                  Class B and       Class A           Class A
                                  Class C           shares.           shares.
                                  shares.

 Calculation of Sales Charges

 Class A Shares

 Class A shares of each Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 The current sales charge rates for Class A shares of each Fund are as follows:

                                                SALES CHARGE     SALES CHARGE
                       YOUR                      AS A % OF         AS A % OF        DEALER
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   CONCESSION
      Less than $50,000                            5.75%             6.10%          5.00%
      --------------------------------------------------------------------------------------
      $50,000 but less than $100,000               5.00%             5.26%          4.25%
      --------------------------------------------------------------------------------------
      $100,000 but less than $250,000              4.00%             4.17%          3.25%
      --------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%          2.50%
      --------------------------------------------------------------------------------------
      $500,000 but less than $750,000              2.50%             2.56%          2.25%
      --------------------------------------------------------------------------------------
      $750,000 but less than $1,000,000            2.00%             2.04%          1.75%
      --------------------------------------------------------------------------------------
      $1,000,000 and above*                        0.00%             0.00%          0.00%

 * In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

 Class B Shares


 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. Orders for the purchase of Class B shares in single amounts in excess of $100,000 will generally not be accepted. In addition, total purchases of Class B shares in the aggregate in excess of $250,000 will generally not be allowed. Orders for purchases of Class B shares in excess of either of the above amounts will be accepted as orders for Class A shares, or may be declined.


 CONTINGENT DEFERRED SALES CHARGE

               YEARS SINCE PURCHASE            CDSC
                         1                     5.00%
      ----------------------------------------------
                         2                     4.00%
      ----------------------------------------------
                         3                     3.00%
      ----------------------------------------------
                         4                     3.00%
      ----------------------------------------------
                         5                     2.00%
      ----------------------------------------------
                         6                     1.00%
      ----------------------------------------------
                         7                     0.00%

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES


   - Class B shares automatically convert to Class A shares of a Fund after 8 years on the 3rd business day of the month in which they were originally purchased.


   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

 Class C Shares

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 Sales Charge Reductions

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.


   - LETTER OF INTENT. You may reduce your Class A sales charge by establishing a Letter of Intent. The Letter of Intent allows you to combine all Fund purchases that you intend to make over a 13-month period; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A minimum of 5% of the total amount that you intend to purchase must be included with your Letter of Intent. If stated in the Letter of Intent, purchases made during the previous 90 days can be taken into consideration when calculating the 5% minimum. Shares equal to 5.75% of each purchase will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from the redemption of the escrow shares. Any remaining escrow shares will be released to you.

 SHAREHOLDER INFORMATION


 Sales Charge Reductions
 continued


   - RIGHTS OF ACCUMULATION. You may combine your new purchase with shares currently owned for the purpose of qualifying for reduced sales charge rates that apply to larger purchases. Exchanges into the First American Prime Obligations Fund (see Exchanging Your Shares on page 40) may be considered in calculating the reduced sales charges to the extent that those exchanges were previously subject to a sales charge. The applicable sales charge for the new purchase is based on the total of your current purchase and the current net asset value of all other shares you own.



   - COMBINATION PRIVILEGE. You instruct the Funds in writing to combine accounts of multiple Kensington funds (all classes) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


 Sales Charge Waivers -- Class A Shares

 Class A Shares of the Funds may be sold with a reduced or eliminated sales charge:

   - to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;

   - to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;

   - to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;

   - to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;

   - to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Funds (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

   - to investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

 SHAREHOLDER INFORMATION


 The Funds may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or to the Adviser at the time of purchase on a form for this purpose made available by a Fund and a waiver will be granted subject to confirmation of the investor's situation.

 CDSC Waivers -- Class B and Class C Shares

 The CDSC applicable to redemptions of Class B and Class C Shares will be waived under certain circumstances, including the following:

   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.


   - Redemptions from accounts other than retirement accounts following the death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).


   - Returns of excess contributions to retirement plans.

   - Distributions of up to 12% of the annual account value under a Systematic Withdrawal Plan.


   - If the redemption represents the minimum required distribution from a retirement plan.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.


 You may also exchange shares of any or all of an investment in the Kensington Funds for shares of the same class of a money market fund called the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. You will not be assessed a CDSC on exchanges into the First American Fund. Any CDSC that may be applicable will be assessed at the time of redemption from the First American Fund. Shares of the First American Fund are not offered by this prospectus. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and necessary exchange authorization forms, call 1-877-833-7114.



 Please note that when exchanging from the Kensington Funds to the First American Fund, you will begin accruing income the day following the exchange. When exchanging less than all of the balance from the First American Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Fund through the date of the exchange. An exchange is considered to be a sale of shares for Federal income tax purposes on which you may realize a taxable gain or loss. This exchange privilege does not constitute an offering or recommendation on part of the Funds or the Adviser of an investment in the First American Fund. The Funds reserve the right to limit exchanges into the First American Fund to no more than four exchanges per year.


 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable.

 Instructions for Exchanging Shares


 Exchanges may be made by sending a written request to or by calling 1-877-833-7114. You will be charged a $5.00 fee for any telephone exchanges. Please provide the following information:


 - Your name and telephone number.

 - The exact name on your account and account number.

 - Taxpayer identification number (usually your Social Security number).

 - Dollar value or number of shares to be exchanged.

 - The name of the Fund from which the exchange is to be made.

 - The name of the Fund into which the exchange is being made.

 See "Selling your Shares" for important information about telephone transactions.

 SHAREHOLDER INFORMATION


 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.

 Notes on Exchanges

 The registration and tax identification numbers of the accounts must be identical.

 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.

 Reinstatement Privilege


 If you have sold Shares of a Kensington Fund and decide to reinvest in any share class of any Kensington Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.


 Distribution and Service (12b-1) Fees

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.

 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class. The 12b-1 fee is calculated based on average daily net assets.

 12b-1 payments to broker dealers on the B and C shares will begin in the thirteenth month following the purchase by the investor.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

 SHAREHOLDER INFORMATION


 Administrative Services Plan

 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.

 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.


 All IRA distribution requests must be made in writing to US Bancorp Fund Services. Shareholders must indicate on their IRA distribution request whether or not to withhold Federal income tax. IRA distribution requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Any additional deposits to an IRA must distinguish the type and year of the contribution.


 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION


 Dividends, Distributions and Taxes

 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends are usually paid quarterly. Capital gains, if any, for the Funds are distributed at least annually.

 Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.


 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and
 (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT




 The Investment Adviser
 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser which specializes in real estate securities portfolio management. Kensington was founded in 1993 by principals who have been active in real estate securities research, trading and investment since 1985. Kensington provided discretionary investment management services for assets of approximately $1.3 billion as of June 30, 2004 for registered investment company clients, separate accounts and private limited partnerships.


 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.

 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds. The fee that the Adviser receives from the Strategic Realty Fund is a fulcrum-type performance fee. The fee increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. Through performance adjustments equal to 15% of the difference between the performance of the Fund and that of the Index during the previous twelve months, the fee can range from a minimum of 0.50% to a maximum of 2.50%. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Strategic Realty Fund was 1.10%. The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%.

 FUND MANAGEMENT




 The Investment Committee
 The senior members of the Investment Committee are John Kramer, Paul Gray, Craig Kirkpatrick, Joel Beam and Ian Goltra, whose backgrounds are described below. This group leads the firm's investment strategy formation and implementation.

  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT                     organization. Mr. Kramer was previously
                                Executive Vice President at Liquidity Fund
                                Investment Corporation where he was
                                responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He received a B.A. in 1980 from the
                                State University of New York, Oneonta, in
                                Economics. Mr. Kramer received his Masters
                                Degree in Business Administration from the
                                University of California Berkeley in 1986.

  PAUL GRAY,                    Mr. Gray is responsible for securities
  MANAGING DIRECTOR             investment decisions on behalf of Kensington's
                                portfolios. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued

  CRAIG M. KIRKPATRICK,         Mr. Kirkpatrick has been involved in the
  MANAGING DIRECTOR             research and trading of real estate securities
                                since 1985. He is a member of Kensington's
                                investment committee and involved in
                                Kensington's daily corporate business affairs.
                                Mr. Kirkpatrick was previously employed as
                                Vice President at Liquidity Fund Investment
                                Corporation from 1985-1993 responsible for the
                                research and trading of non-traded real estate
                                securities. Prior to joining Liquidity Fund,
                                Mr. Kirkpatrick was with Crocker Bank in the
                                finance department, acting as a liaison
                                between the Finance Division and World Banking
                                Division. Mr. Kirkpatrick received a Bachelor
                                of Science in Finance from the Business School
                                at the University of California at Berkeley in
                                1984.

  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT      for securities investment decisions on behalf
                                of Kensington's portfolios and is the
                                principal responsible for managing the
                                research and trading group. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.

  IAN GOLTRA,                   Mr. Goltra is responsible for research and
  SENIOR VICE PRESIDENT         evaluation of prospective investments. He has
                                been analyzing securities and other financial
                                assets since 1987. Previously, he was employed
                                as a Senior Financial Analyst at Textainer
                                Equipment Management and at Meridian Point
                                Properties, the predecessor company to
                                Meridian Industrial Trust. At Meridian, Mr.
                                Goltra analyzed portfolio and property level
                                cash flows as part of the asset management
                                process and was directly involved in the
                                successful recapitalization efforts of the
                                company. Prior to Meridian he was an analyst
                                at Liquidity Fund Investment Corporation,
                                where he performed property specific
                                valuations and analyzed prospective
                                investments. Mr. Goltra received his Bachelor
                                of Science in Finance from San Francisco State
                                University in 1989.

 FUND MANAGEMENT


 The Portfolio Managers

 Paul Gray serves as Portfolio Manager for the Kensington Strategic Realty Fund and is responsible for the day-to-day management of the Fund's portfolio.

 Paul Gray and Joel Beam serve as co-Portfolio Managers for the Kensington Select Income Fund and are responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 The Distributor and Administrator


 Quasar Distributors, LLC is the Funds' distributor and US Bancorp Fund Services, LLC is the Funds' administrator. Their address is 615 East Michigan Street, Milwaukee, WI 53202.


 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds.

 The Statement of Additional Information has more detailed information about the Funds' service providers.

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the 'Predecessor Funds'). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds.

 [ICON]

        FINANCIAL HIGHLIGHTS


   The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below (except the information for the period ended June 30, 2004, which is unaudited) has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.


                         KENSINGTON STRATEGIC REALTY FUND


                                                                    CLASS A
                                   --------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE     FOR THE     FOR THE     FOR THE
                                     PERIOD         PERIOD        YEAR        YEAR        YEAR       PERIOD
                                      ENDED         ENDED         ENDED       ENDED       ENDED       ENDED
                                    JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                      2004         2003(2)        2003        2002        2001       2000(1)
                                   (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF
     PERIOD                         $  45.34       $  37.32     $  41.27    $  36.22     $ 29.46     $ 25.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income              1.62           1.51         2.17        1.64        2.36        1.48
     Net realized and unrealized
       gains (losses) from
       investments, options and
       securities sold short          (0.79)           9.88        (2.12)       7.30        7.64        4.48
    ---------------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                     0.83          11.39         0.05        8.94       10.00        5.96
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income            (1.18)         (1.90)        (2.51)      (2.47)      (2.52)      (1.39)
     Net realized gains                   --         (1.47)        (1.49)      (1.42)      (0.72)      (0.11)
    ---------------------------------------------------------------------------------------------------------
       Total Distributions            (1.18)         (3.37)        (4.00)      (3.89)      (3.24)      (1.50)
    ---------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                         $  44.99       $  45.34     $  37.32    $  41.27     $ 36.22     $ 29.46
    ---------------------------------------------------------------------------------------------------------
       Total Return (excludes
         sales charge)                  1.80%(a)      31.15%(a)     0.13%      25.83%      34.94%      24.36%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
     (000's)                        $323,660       $267,657     $170,383    $172,682     $90,628     $11,967
    Ratio of expenses to average
     net assets (excluding
     dividend and interest
     expense)                           1.20%(b)       1.77%(b)     2.44%       3.18%       2.83%       2.25%(b)
    Ratio of expenses to average
     net assets (including
     dividend and interest
     expense)                           2.05%(b)       2.94%(b)     4.07%       3.82%       4.29%       2.41%(b)
    Ratio of net investment
     income to average net assets       7.05%(b)       4.63%(b)     5.41%       4.02%       7.72%      14.63%(b)
    Portfolio Turnover(c)              68.20%         87.07%      213.45%     190.84%     206.02%     240.19%


    (1) Commencement of operations was September 15, 1999.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND


                                                                    CLASS B
                                   --------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE     FOR THE     FOR THE     FOR THE
                                     PERIOD         PERIOD        YEAR        YEAR        YEAR       PERIOD
                                      ENDED         ENDED         ENDED       ENDED       ENDED       ENDED
                                    JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                      2004         2003(2)        2003        2002        2001       2000(1)
                                   (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF
     PERIOD                          $ 45.02       $ 37.09       $ 41.06     $ 36.09     $ 29.42     $ 25.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income              1.40          1.27          1.82        1.39        2.17        1.34
     Net realized and unrealized
       gains (losses) from
       investments, options and
       securities sold short           (0.74)         9.80         (2.06)       7.22        7.54        4.52
    ---------------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                     0.66         11.07         (0.24)       8.61        9.71        5.86
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income             (1.02)        (1.67)        (2.24)      (2.22)      (2.32)      (1.33)
     Net realized gains                   --         (1.47)        (1.49)      (1.42)      (0.72)      (0.11)
    ---------------------------------------------------------------------------------------------------------
       Total Distributions             (1.02)        (3.14)        (3.73)      (3.64)      (3.04)      (1.44)
    ---------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                          $ 44.66       $ 45.02       $ 37.09     $ 41.06     $ 36.09     $ 29.42
    ---------------------------------------------------------------------------------------------------------
       Total Return (excludes
         sales charge)               1.43%(a)        30.40%(a)     (0.60%)     24.87%      33.94%      23.96%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
     (000's)                         $47,780       $45,340       $28,926     $23,993     $10,867     $ 1,433
    Ratio of expenses to average
     net assets (excluding
     dividend and interest
     expense)                        1.95%(b)         2.52%(b)      3.19%       3.93%       3.63%       2.99%(b)
    Ratio of expenses to average
     net assets (including
     dividend and interest
     expense)                        2.80%(b)         3.69%(b)      4.85%       4.57%       5.24%       3.15%(b)
    Ratio of net investment
     income to average net assets    6.16%(b)         3.87%(b)      4.63%       3.44%       6.74%      11.58%(b)
    Portfolio Turnover(c)              68.20%        87.07%       213.45%     190.84%     206.02%     240.19%


    (1) Commencement of operations was September 15, 1999.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND


                                                                    CLASS C
                                   --------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE     FOR THE     FOR THE     FOR THE
                                     PERIOD         PERIOD        YEAR        YEAR        YEAR       PERIOD
                                      ENDED         ENDED         ENDED       ENDED       ENDED       ENDED
                                    JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                      2004         2003(2)        2003        2002        2001       2000(1)
                                   (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF
     PERIOD                         $  44.99       $ 37.07       $ 41.04     $ 36.07     $ 29.40     $ 25.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income              1.38          1.28          1.81        1.37        2.17        1.36
     Net realized and unrealized
       gains (losses) from
       investments, options and
       securities sold short           (0.72)         9.78         (2.05)       7.23        7.54        4.49
    ---------------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                     0.66         11.06         (0.24)       8.60        9.71        5.85
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income             (1.02)        (1.67)        (2.24)      (2.21)      (2.32)      (1.34)
     Net realized gains                   --         (1.47)        (1.49)      (1.42)      (0.72)      (0.11)
    ---------------------------------------------------------------------------------------------------------
       Total Distributions             (1.02)        (3.14)        (3.73)      (3.63)      (3.04)      (1.45)
    ---------------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                         $  44.63       $ 44.99       $ 37.07     $ 41.04     $ 36.07     $ 29.40
    ---------------------------------------------------------------------------------------------------------
       Total Return (excludes
         sales charge)                  1.43%(a)     30.39%(a)     (0.60%)     24.85%      33.96%      23.91%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
     (000's)                        $112,848       $96,943       $54,913     $42,329     $20,898     $ 3,234
    Ratio of expenses to average
     net assets (excluding
     dividend and interest
     expense)                           1.95%(b)      2.52%(b)      3.19%       3.93%       3.61%       3.00%(b)
    Ratio of expenses to average
     net assets (including
     dividend and interest
     expense)                           2.80%(b)      3.68%(b)      4.85%       4.57%       5.19%       3.16%(b)
    Ratio of net investment
     income to average net assets       6.07%(b)      3.94%(b)      4.58%       3.38%       6.78%      12.52%(b)
    Portfolio Turnover(c)              68.20%        87.07%       213.45%     190.84%     206.02%     240.19%


    (1) Commencement of operations was September 15, 1999.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                                         CLASS A
                                                    --------------------------------------------------
                                                      FOR THE       FOR THE       FOR THE     FOR THE
                                                      PERIOD         PERIOD        YEAR       PERIOD
                                                       ENDED         ENDED         ENDED       ENDED
                                                     JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,
                                                       2004         2003(2)        2003       2002(1)
                                                    (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  36.76       $  32.50     $  31.18    $  25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                               1.41           1.67         2.57        2.51
     Net realized and unrealized gains from
       investments, options and securities sold
       short                                            (1.85)          5.07         1.29        6.29
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                 (0.44)          6.74         3.86        8.80
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                              (1.24)         (1.95)       (2.54)      (2.58)
     Net realized gains                                    --          (0.53)          --          --
     Return of capital                                     --             --           --       (0.04)
    --------------------------------------------------------------------------------------------------
       Total Distributions                              (1.24)         (2.48)       (2.54)      (2.62)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                   $  35.08       $  36.76     $  32.50    $  31.18
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)             (1.27)%(a)      21.21%(a)    12.74%     36.37%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                $435,257       $474,117     $263,459    $119,483
    Ratio of expenses to average net assets
     (excluding dividend and interest expense)           1.60%(b)       1.60%(b)     1.60%       1.60%(b)
    Ratio of expenses to average net assets
     (including dividend and interest expense)           2.16%(b)       2.01%(b)     2.18%       2.16%(b)
    Ratio of net investment income to average net
     assets                                              9.51%(b)       6.34%(b)     8.73%      11.00%(b)
    Portfolio Turnover(c)                               26.52%         22.49%       49.59%      33.27%


    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                                         CLASS B
                                                    --------------------------------------------------
                                                      FOR THE       FOR THE       FOR THE     FOR THE
                                                      PERIOD         PERIOD        YEAR       PERIOD
                                                       ENDED         ENDED         ENDED       ENDED
                                                     JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,
                                                       2004         2003(2)        2003       2002(1)
                                                    (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD              $ 36.57       $ 32.35       $ 31.08     $ 25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                               1.19          1.47          2.26        2.45
     Net realized and unrealized gains from
       investments, options and securities sold
       short                                            (1.78)         5.04          1.35        6.12
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                 (0.59)         6.51          3.61        8.57
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                              (1.10)        (1.76)        (2.34)      (2.45)
     Net realized gains                                    --         (0.53)           --          --
     Return of capital                                     --            --            --       (0.04)
    --------------------------------------------------------------------------------------------------
       Total Distributions                              (1.10)        (2.29)        (2.34)      (2.49)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                    $ 34.88       $ 36.57       $ 32.35     $ 31.08
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)             (1.68)%       20.54%(a)     11.89%      35.41%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                 $70,275       $64,900       $39,973     $11,049
    Ratio of expenses to average net assets
     (excluding dividend and interest expense)           2.35%(b)      2.35%(b)      2.35%       2.35%(b)
    Ratio of expenses to average net assets
     (including dividend and interest expense)           2.92%(b)      2.77%(b)      3.00%       3.04%(b)
    Ratio of net investment income to average net
     assets                                              8.75%(b)      5.54%(b)      7.75%       9.94%(b)
    Portfolio Turnover(c)                               26.52%        22.49%        49.59%      33.27%


    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                                         CLASS C
                                                    --------------------------------------------------
                                                      FOR THE                     FOR THE     FOR THE
                                                      PERIOD        FOR THE        YEAR       PERIOD
                                                       ENDED      PERIOD ENDED     ENDED       ENDED
                                                     JUNE 30,     DECEMBER 31,   MARCH 31,   MARCH 31,
                                                       2004         2003(2)        2003       2002(1)
                                                    (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD             $  36.51       $  32.30      $ 31.06     $ 25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                               1.23           1.48         2.28        2.46
     Net realized and unrealized gains from
       investments, options and securities sold
       short                                            (1.81)          5.02         1.31        6.12
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                 (0.58)          6.50         3.59        8.58
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                              (1.10)         (1.76)       (2.35)      (2.48)
     Net realized gains                                    --          (0.53)          --          --
     Return of capital                                     --             --           --       (0.04)
    --------------------------------------------------------------------------------------------------
       Total Distributions                              (1.10)         (2.29)       (2.35)      (2.52)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                   $  34.83       $  36.51      $ 32.30     $ 31.06
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)             (1.65)%        20.54%(a)    11.87%      35.42%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                $196,011       $195,153      $98,752     $29,499
    Ratio of expenses to average net assets
     (excluding dividend and interest expense)           2.35%(b)       2.35%(b)     2.35%       2.35%(b)
    Ratio of expenses to average net assets
     (including dividend and interest expense)           2.92%(b)       2.77%(b)     3.00%       3.00%(b)
    Ratio of net investment income to average net
     assets                                              8.60%(b)       5.61%(b)     7.85%      10.07%(b)
    Portfolio Turnover(c)                               26.52%         22.49%       49.59%      33.27%


    (1) Commencement of operations was April 3, 2001.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND


                                                                               CLASS A
                                                                --------------------------------------
                                                                  FOR THE       FOR THE       FOR THE
                                                                  PERIOD         PERIOD       PERIOD
                                                                   ENDED         ENDED         ENDED
                                                                 JUNE 30,     DECEMBER 31,   MARCH 31,
                                                                   2004         2003(2)       2003(1)
                                                                (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD                          $ 32.21        $25.41       $25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                                           0.69          0.83         0.25
     Net realized and unrealized gains from investments              1.04          7.14         0.38
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                              1.73          7.97         0.63
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                                          (0.62)        (1.02)       (0.22)
     Net realized gains                                                --         (0.15)          --
    --------------------------------------------------------------------------------------------------
       Total Distributions                                          (0.62)        (1.17)       (0.22)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                $ 33.32        $32.21       $25.41
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)                          5.39%(a)     31.86%(a)     2.55%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                             $11,212        $5,600       $   82
    Ratio of expenses to average net assets                          1.45%(b)      1.45%(b)     1.45%(b)
    Ratio of net investment income to average net assets             4.22%(b)      4.11%(b)     4.13%(b)
    Portfolio Turnover(c)                                           60.61%        87.64%       13.10%


    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND


                                                                              CLASS B
                                                             -----------------------------------------
                                                               FOR THE       FOR THE        FOR THE
                                                               PERIOD         PERIOD         PERIOD
                                                                ENDED         ENDED          ENDED
                                                              JUNE 30,     DECEMBER 31,    MARCH 31,
                                                                2004         2003(2)        2003(1)
                                                             (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD                       $32.12         $25.40         $25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                                       0.57           0.70           0.21
     Net realized and unrealized gains from investments          1.03           7.06           0.37
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                          1.60           7.76           0.58
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                                      (0.52)         (0.89)         (0.18)
     Net realized gains                                            --          (0.15)            --
    --------------------------------------------------------------------------------------------------
       Total Distributions                                      (0.52)         (1.04)         (0.18)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                             $33.20         $32.12         $25.40
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)                      4.99%(a)      30.99%(a)       2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                          $1,766         $  907         $   10
    Ratio of expenses to average net assets                      2.20%(b)       2.20%(b)       2.20%(b)
    Ratio of net investment income to average net assets         3.50%(b)       3.33%(b)       3.38%(b)
    Portfolio Turnover(c)                                       60.61%         87.64%         13.10%


    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND


                                                                               CLASS C
                                                                --------------------------------------
                                                                  FOR THE       FOR THE       FOR THE
                                                                  PERIOD         PERIOD       PERIOD
                                                                   ENDED         ENDED         ENDED
                                                                 JUNE 30,     DECEMBER 31,   MARCH 31,
                                                                   2004         2003(2)       2003(1)
                                                                (UNAUDITED)
    NET ASSET VALUE, BEGINNING OF PERIOD                          $32.07         $25.40       $25.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                                          0.56           0.69         0.21
     Net realized and unrealized gains from investments             1.04           7.04         0.37
    --------------------------------------------------------------------------------------------------
       Total from Investment Activities                             1.60           7.73         0.58
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                                         (0.52)         (0.91)       (0.18)
     Net realized gains                                               --          (0.15)          --
    --------------------------------------------------------------------------------------------------
       Total Distributions                                         (0.52)         (1.06)       (0.18)
    --------------------------------------------------------------------------------------------------
    Net Asset Value, End of Period                                $33.15         $32.07       $25.40
    --------------------------------------------------------------------------------------------------
       Total Return (excludes sales charge)                         5.00%(a)      30.88%(a)     2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                             $9,506         $5,468       $   10
    Ratio of expenses to average net assets                         2.20%(b)       2.20%(b)     2.20%(b)
    Ratio of net investment income to average net assets            3.43%(b)       3.36%(b)     3.38%(b)
    Portfolio Turnover(c)                                          60.61%         87.64%       13.10%


    (1) Commencement of operations was December 31, 2002.

    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not annualized.


   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


Household Mailings -- Each year you are automatically sent an updated prospectus as well as the annual and semi-annual reports for the Funds. You may also occasionally receive a proxy statement for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and that share the same residential address.


YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                   THE KENSINGTON FUNDS


                   C/O US BANCORP FUND SERVICES, LLC



                   P.O. BOX 701



                   MILWAUKEE, WI 53202-0701


                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:

                   KENSINGTON INVESTMENT GROUP

                   4 ORINDA WAY, SUITE 200C

                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.
Investment Company Act file no. 811-21316.